COMMITMENTS AND CONTINGENCIES - Other Commitments (Details) - USD ($)	Dec. 31, 2017	Oct. 31, 2015	Apr. 30, 2015	Apr. 01, 2015	Dec. 31, 2012	Mar. 31, 2010
Other commitments
Capital expenditures	$ 35,000,000
Milestone payments in terms of collaboration and license agreements, aggregate (up to)	935,000,000
Salix
Other commitments
Potential milestone payments in terms of collaboration and license agreements (up to)			$ 200,000,000
Possible contingent consideration (up to)				$ 650,000,000
Brodalumab | Pre-launch Milestone Payments
Other commitments
Possible contingent consideration (up to)	20,000,000
Brodalumab | Sales Based Milestone Payments
Other commitments
Possible contingent consideration (up to)	$ 175,000,000	$ 175,000,000
B&L and Nicox
Other commitments
Potential milestone payments in terms of collaboration and license agreements (up to)						$ 145,000,000
Medicis Pharmaceutical Corporation | Regulatory, Commercialization and Sales-Based Milestone Payments
Other commitments
Possible contingent consideration (up to)					$ 145,000,000